SCHEDULE OF FEDERAL INCOME TAX RATE AND INCOME TAXES (Details) - USD ($) $ in Thousands	5 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Schedule Of Federal Income Tax Rate And Income Taxes
Income tax benefit at the federal statutory rate from continuing operations	$ (47)	$ (49)	$ (47)	$ (49)
Income tax benefit at the federal statutory rate from continuing operations, percent	21.00%	21.00%	21.00%	21.00%
State income taxes, net of effect of federal taxes	$ (10)	$ (10)	$ (10)	$ (10)
State income taxes, net of effect of federal taxes, rate	4.30%	4.30%	4.30%	4.30%
Expired net operating losses	$ 0	$ 0	$ 0	$ 0
Expired net operating losses, rate
Change in valuation allowance	$ 57	$ 59	$ 57	$ 59
Change in valuation allowance, rate	(25.30%)	(25.30%)	(25.30%)	(25.30%)
Total
Total Percentage